Restructuring Costs, Net	3 Months Ended
Mar. 31, 2013
Restructuring Costs, Net [Abstract]
RESTRUCTURING COSTS, NET

NOTE 2 — RESTRUCTURING COSTS, NET

During the three months ended March 31, 2013 and 2012, Holdings incurred costs related to various cost reduction activities which are reported in the statements of comprehensive income (loss) in “Restructuring costs, net.” The components of the restructuring costs, net are as follows (in millions):

	Three Months Ended March 31,
	2013	2012
Severance	$0.2	$0.4
Distribution footprint optimization	0.1	—
Gain on sale of land and building	—	(0.4)

	$0.3	$—

During the three months ended March 31, 2013, Holdings recorded severance of $0.2 million related to involuntary terminations of employees as part of cost reduction actions and business realignment and $0.1 million for lease termination and asset retirement obligation costs associated with distribution footprint optimization of the filtration business.

During the three months ended March 31, 2012, Holdings recorded severance costs of $0.4 million related to involuntary terminations of employees as part of other cost reduction actions and business realignment and recognized a gain of $0.4 million on the sale of a previously idled manufacturing facility.

The following table summarizes the activity in accrued restructuring reserves, including pension obligations and property, plant and equipment, during the three months ended March 31, 2013 and 2012 (in millions):

	Severance Costs	Pension Curtailment and Settlements	Other	Total
Balance at December 31, 2012	$1.3	$0.9	$—	$2.2
Charges	0.2	—	0.1	0.3
Usage	(0.8)	(0.2)	(0.1)	(1.1)

Balance at March 31, 2013	$0.7	$0.7	$—	$1.4

Balance at December 31, 2011	$1.0	$—	$—	$1.0
Charges	0.4	—	(0.4)	—
Usage	(0.5)	—	0.4	(0.1)

Balance at March 31, 2012	$0.9	$—	$—	$0.9

The severance, pension curtailment and settlements and other restructuring related accruals are included in the interim unaudited condensed consolidated balance sheets in “Accrued expenses and other current liabilities.”